Marketable debt securities (Details 5) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Bonds and other securities
Others		R$ 39,007	R$ 144,542	R$ 40,056
Total		1,992,828	7,721,646	13,465,373
Issuance: 2011 | Maturity: 2016 | USD | Interest rate (p.y): 4.2%
Bonds and other securities
Eurobonds				3,268,431
Issuance: 2012 | Maturity: 2016 | CHF | Interest rate (p.y): 3.3%
Bonds and other securities
Eurobonds	[1]			603,889
Issuance: 2012 | Maturity: 2016 | CLP | Interest rate (p.y): 4.6%
Bonds and other securities
Eurobonds	[1]			135,388
Issuance: 2012 | Maturity: 2017 | USD | Interest rate (p.y): 4.6%
Bonds and other securities
Eurobonds			4,116,309	5,025,982
Issuance: 2013 | Maturity: 2016 | BRL | Interest rate (p.y): 8.0%
Bonds and other securities
Eurobonds	[1]			1,255,841
Issuance: 2014 | Maturity: 2016 | USD | Interest rate (p.y): 1.5% to 2.0%
Bonds and other securities
Eurobonds				192,583
Issuance: 2014 | Maturity: 2017 | USD | Interest rate (p.y): 2.1% to 2.4%
Bonds and other securities
Eurobonds				27,473
Issuance: 2014 | Maturity: 2016 | JPY | Interest rate (p.y): 1.8%
Bonds and other securities
Eurobonds	[1]			35,743
Issuance: 2015 | Maturity: 2016 | USD | Interest rate (p.y): 0.4% to 3.0%
Bonds and other securities
Eurobonds				2,614,244
Issuance: 2015 | Maturity: 2016 | BRL | Interest rate (p.y): 1.6%
Bonds and other securities
Eurobonds				3,543
Issuance: 2015 | Maturity: 2016 | EUR | Interest rate (p.y): 0.8% to 1.0%
Bonds and other securities
Eurobonds				195,603
Issuance: 2015 | Maturity: 2018 | USD | Interest rate (p.y): 2.2%
Bonds and other securities
Eurobonds		40,333	39,727	47,598
Issuance: 2015 | Maturity: 2020 | USD | Interest rate (p.y): 2.9%
Bonds and other securities
Eurobonds		10,656	10,206	11,877
Issuance: 2007 | Maturity: 2017 | BRL | Interest rate (p.y): FIDC
Bonds and other securities
Eurobonds			1,930	R$ 7,122
Issuance: 2016 | Maturity: 2017 | USD | Interest rate (p.y): 0.7% to 2.5%
Bonds and other securities
Eurobonds			R$ 3,408,932
Issuance: 2017 | Maturity: 2018 | USD | Interest rate (p.y): Zero Coupon to 2.4%
Bonds and other securities
Eurobonds		1,195,668
Issuance: 2017 | Maturity: 2019 | USD | Interest rate (p.y): Libor 3M + 1.0%
Bonds and other securities
Eurobonds		165,677
Issuance: 2017 | Maturity: 2024 | USD | Interest rate (p.y): 6.9% to 10.0%
Bonds and other securities
Eurobonds		R$ 541,487

[1]	On December 31, 2015 includes R$1,995,118 in cash flow hedge operations, being R$1,255,841 indexed in Reais, R$603,889 indexed on foreign currency - Swiss Franc, R$R$135,388 in Chilean Peso and R$35,743 for market risk hedge operations, being R$35,743 (R$ 24,480) indexed to foreign currency - YEN.